UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-USA Fund

May 31, 2010

	Principal
	Amount	Value
Municipal Bonds – 98.52%
Corporate Revenue Bonds – 17.14%
Alliance Airport Authority, Texas Special Facilities Revenue (American Airlines Project)
Series B 5.25% 12/1/29 (AMT)	$2,250,000	$1,483,808
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue (Dow
Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,940,000	1,922,967
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	1,422,150
(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	1,816,465
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2 5.875% 6/1/47	8,040,000	5,785,985
Clayton County, Georgia Development Authority Special Facilities Revenue (Delta Airlines)
Series B 9.00% 6/1/35 (AMT)	3,800,000	3,958,992
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,604,131
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,880,000	2,954,074
Hawaii State Department Budget & Finance Special Purpose Revenue (Hawaiian Electric
Co. Subsidiary) 6.50% 7/1/39	5,350,000	5,848,459
Indiana State Finance Authority Environmental Revenue (U.S. Steel Corp.) 6.00% 12/1/26	2,610,000	2,676,294
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,888,573
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,917,340
Iowa Finance Authority Pollution Control Facility Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,892,907
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co. Project)
Series K 6.05% 12/1/24 (AMBAC)	3,000,000	3,036,660
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	3,000,000	3,007,770
Missouri State Environmental Improvement & Energy Resource Authority Pollution Control
Revenue Refunding (St. Joseph Light & Power Co. Project) 5.85% 2/1/13 (AMBAC)	2,200,000	2,205,170
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power
Co.) Series B 4.875% 6/1/34	4,750,000	5,071,433
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	2,068,621
6.50% 11/1/39	3,915,000	4,347,059
Nassau County, New York Tobacco Settlement Asset-Backed Series A-3 5.125% 6/1/46	2,215,000	1,803,630
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines,
Inc. Project) 6.25% 9/15/29 (AMT)	2,000,000	1,826,500
•New York City, New York Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport)
7.625% 8/1/25 (AMT)	4,620,000	4,694,890
7.75% 8/1/31 (AMT)	2,000,000	2,045,740
Ohio State Air Quality Development Authority Revenue Environmental Improvement (First
Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,126,343
Owen County, Kentucky Waterworks System Revenue (American Water Co.) Series B 5.625% 9/1/39	3,300,000	3,431,241
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	6,340,000	7,136,113
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	5,000,000	5,129,800
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	2,881,470
Richmond County, Georgia Development Authority Environmental Improvement Revenue
(International Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	5,011,200
South Carolina Jobs-Economic Development Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	500,425
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	462,755
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	3,250,000	3,186,008
Tobacco Settlement Financing Corporation, Virginia Senior
ΩConvertible Series B-2 0.00% 6/1/46	2,500,000	1,540,500
Series B-1 5.00% 6/1/47	2,020,000	1,347,926
		104,033,399

Education Revenue Bonds – 8.21%
Amherst, New York Industrial Development Agency Civic Facilities Revenue (UBF Faculty
Student Housing) Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,308,840
Broward County, Florida Educational Facilities Authority Revenue (Nova Southeastern
Project) 5.25% 4/1/27 (RADIAN)	1,000,000	971,630
California Statewide Communities Development Authority School Facility Revenue (Aspire
Public Schools) 6.125% 7/1/46	5,160,000	5,161,341
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	3,400,000	3,280,082
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,365,160
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside
Military Academy Project) 5.125% 3/1/37	3,735,000	2,436,527
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	4,200,000	4,158,630
Massachusetts State Health & Educational Facilities Authority Revenue
(Harvard University) Series A 5.50% 11/15/36	4,515,000	5,151,254
(Nichols College Project) Series C 6.125% 10/1/29	4,350,000	4,337,342
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(Washington University) Series A 5.375% 3/15/39	5,000,000	5,475,599
New Hampshire Higher Educational & Health Facilities Authority Revenue (New Hampton
School Issue) 5.375% 10/1/28	3,070,000	2,829,251
New Jersey State Educational Facilities Authority Revenue (University Medical & Dentistry) Series B 7.50% 12/1/32	1,435,000	1,657,698
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,750,000	1,380,470
Saint Louis, Missouri Industrial Development Authority Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	949,624
5.35% 6/15/32	2,300,000	1,770,632
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series A 5.125% 9/1/40	5,000,000	5,113,800
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	497,660
		49,845,540
Electric Revenue Bonds – 3.56%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue (Chelan
Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	5,002,650
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,016,590
Series TT 5.00% 7/1/37	1,105,000	1,092,016
Series WW 5.50% 7/1/38	2,100,000	2,157,813
Series XX 5.75% 7/1/36	10,495,000	11,267,222
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (NATL-RE)	1,000,000	1,060,380
		21,596,671
Health Care Revenue Bonds – 12.41%
Arizona Health Facilities Authority Revenue (Banner Health) Series D 5.375% 1/1/32	2,500,000	2,560,075
Brevard County, Florida Health Facilities Authority Health Care Facilities Revenue (Heath
First Inc. Project) Series B 7.00% 4/1/39	1,610,000	1,784,283
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	2,250,000	2,553,503
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue Unrefunded Balance (St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	1,008,530
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24	1,805,000	1,810,650
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence -
Geac) Series A 6.25% 5/1/38	1,500,000	1,280,340
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,089,593
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50% 1/1/29	4,000,000	4,179,320
Fairfax County, Virginia Industrial Development Authority Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,659,925
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,019,200
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44	5,500,000	5,886,705
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	1,935,920
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities) Series A 6.625% 8/15/30	2,000,000	2,016,740
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,912,470
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,614,975
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	6,015,960
Montana Facility Finance Authority Revenue (Sisters Leavenworth) Series A 5.25% 1/1/40	6,000,000	6,299,459
New York State Dormitory Authority Revenue Non State Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/37	3,500,000	3,611,895
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,866,988
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage -
Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,142,477
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health System
Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,085,020

Oregon Health Science University Revenue
^(Capital Appreciation Insured) Series A 5.50% 7/1/21 (NATL-RE)	2,000,000	1,149,000
Series A 5.75% 7/1/39	3,700,000	3,945,088
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Revenue (Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (NATL-RE)	1,200,000	1,201,200
St. Mary Hospital Authority, Pennsylvania Health System Revenue (Catholic Health East)
Series A 5.00% 11/15/40	2,200,000	2,189,726
Tallahassee, Florida Health Facilities Revenue (Tallahassee Memorial Regional Medical
Center) Series B 6.00% 12/1/15 (NATL-RE)	2,500,000	2,504,600
		75,323,642
Housing Revenue Bonds – 0.89%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	300,000	300,054
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	674,100
(Spinnaker Cove Apartments) Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	499,985
Missouri State Housing Development Commission Mortgage Revenue Single Family
Homeowner Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)	180,000	181,139
Missouri State Housing Development Commission Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,458,074
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	507,285
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	90,000	93,588
Series E 6.95% 1/1/26 (GNMA) (FNMA)	105,000	107,784
Orange County, Florida Housing Finance Authority Homeowner Revenue Series B 5.25%
3/1/33 (GNMA) (FNMA) (AMT)	110,000	110,824
Oregon Health, Housing, Educational, & Cultural Facilities Authority Revenue (Pier Park
Project) Series A 6.05% 4/1/18 (GNMA) (AMT)	815,000	816,117
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	130,000	130,186
Volusia County, Florida Multifamily Housing Finance Authority (San Marco Apartments) Series
A 5.60% 1/1/44 (AGM) (AMT)	500,000	504,675
		5,383,811
Lease Revenue Bonds – 3.76%
Capital Area Cultural Education Facilities Finance Corporation Texas Revenue (Roman Catholic
Diocese) Series B 6.125% 4/1/45	2,045,000	2,065,102
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	3,750,000	3,311,212
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,147,884
Golden State Tobacco Securitization Corporation Settlement Revenue Enhanced
Asset-Backed Series A 5.00% 6/1/45	3,450,000	3,168,307
Grapevine, Texas Industrial Development Corporation Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	905,000	893,697
Houston, Texas Industrial Development Corporation Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	1,990,000	1,953,623
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
Revenue Series A 5.25% 12/15/23 (AGM)	700,000	771,610
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,470,373
5.625% 12/1/28	2,430,000	2,454,689
(Sewer System Improvement Project) Series C 5.00% 3/1/25	605,000	606,035
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	502,625
Puerto Rico Commonwealth Industrial Development Company General Purpose Revenue Series B 5.375% 7/1/16	1,000,000	1,001,330
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series F 5.25% 7/1/25	930,000	974,528
^Saint Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention
Center Hotel) 5.80% 7/15/20 (AMBAC)	3,035,000	1,502,811
		22,823,826
Local General Obligation Bonds – 4.58%
Boerne, Texas Independent School District Building 5.25% 2/1/27 (PSF)	4,000,000	4,167,200
Los Angeles, California Unified School District Election of 2005 Series F 5.00% 1/1/34	6,180,000	6,301,870
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (AGM)	1,250,000	1,280,325
New York City, New York
Series I 5.125% 3/1/23	5,875,000	6,274,089
Series I-1 5.375% 4/1/36	5,000,000	5,476,300
Series J 5.25% 6/1/28	2,055,000	2,177,149
Powell, Ohio 5.50% 12/1/32 (NATLE-RE)	2,000,000	2,122,280
		27,799,213
§Pre-Refunded/Escrowed to Maturity Bonds – 18.24%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
Analyses) Series A 5.90% 10/1/30-10 (AMBAC)	6,000,000	6,169,380
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	440,000	494,472

Deschutes County, Oregon Hospital Facilities Authority Hospital Revenue (Cascade Health
Services) 5.60% 1/1/32-12	1,250,000	1,347,288
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital) 5.25% 2/15/33-14	4,000,000	4,562,840
Golden State Tobacco Securitization Corporation, California Tobacco Settlement Revenue
Asset-Backed Series B 5.625% 6/1/38-13	7,500,000	8,464,650
^Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private
Mortgage Insurance) 6.10% 3/1/16	1,225,000	1,056,881
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours Health
System) Series A 5.60% 11/15/30-11	130,000	145,024
Highlands County, Florida Health Facilities Authority (Adventist Health System/Sunbelt)
Series A 6.00% 11/15/31-11	1,500,000	1,628,115
Illinois Educational Facilities Authority Student Housing Revenue (Educational Advancement
Fund - University Center Project) 6.25% 5/1/30-12	5,000,000	5,578,800
Jackson, Oregon School District #6 Central Point 5.25% 6/15/20-10 (FGIC)	1,175,000	1,177,761
Linn County, Oregon Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,276,860
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	1,880,000	2,060,706
Maryland State Economic Development Corporation, Student Housing Revenue (University of
Maryland College Park Project) 5.625% 6/1/35-13	1,125,000	1,279,969
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College &
State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,203,710
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	2,085,000	2,399,960
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,748,750
5.50% 1/1/15 (FGIC)	7,310,000	8,583,110
5.50% 1/1/16 (FGIC)	1,000,000	1,188,060
New York City Series J 5.25% 6/1/28-13	2,895,000	3,267,760
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center
Project) 5.125% 11/1/34-14	1,250,000	1,451,725
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	17,294,210
Osceola County, Florida School Board Certificates of Participation Series A 5.25% 6/1/27-12 (AMBAC)	4,000,000	4,381,600
Payne County, Oklahoma Economic Development Authority Student Housing Revenue
(Collegiate Housing Foundation - Oklahoma State University) Series A 6.375% 6/1/30-11	4,000,000	4,239,480
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G 5.00% 7/1/42-13	525,000	589,538
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,633,600
Series NN 5.125% 7/1/29-13	1,105,000	1,245,037
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.25% 7/1/33-14	175,000	200,685
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27-12 (AGM)	10,000,000	10,711,500
St. Louis, Missouri Airport Revenue (Capital Improvement Project) Series A 5.375% 7/1/21-12 (NATL-RE)	1,635,000	1,791,813
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	2,200,000	2,720,696
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)	690,000	823,073
		110,717,053
Special Tax Revenue Bonds – 11.40%
Brooklyn Arena Local Development Corporation, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	8,887,494
California State Economic Recovery Refunding Series A 5.25% 7/1/21	3,130,000	3,518,277
Florida Enterprise Community Development District Special Assessment 6.10% 5/1/16 (NATLE-RE)	695,000	697,801
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	2,315,000	1,046,797
Hollywood, Florida Community Redevelopment Agency Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,206,132
Jacksonville, Florida Excise Taxes Revenue Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,042,600
Lammersville, California School District Community Facilities District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	3,308,745
Manchester, Missouri Tax Increment & Transaction Revenue Refunding (Highway 141/Manchester Road Project)
6.875% 11/1/39	3,120,000	3,159,655
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A
5.00% 1/1/32	1,500,000	847,110
5.125% 1/1/37	1,500,000	848,040
Missouri State Development Finance Board Infrastructure Facilities Revenue (Crackerneck
Creek Project) Series C 5.00% 3/1/26	500,000	502,000
New Jersey Economic Development Authority Revenue (Cigarette Tax)
5.50% 6/15/31	1,000,000	968,490
5.75% 6/15/34	1,935,000	1,917,508
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31	5,000,000	5,130,500
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,095,120
New York State Dormitory Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/38	4,545,000	4,830,471
Series B 5.25% 3/15/38	6,000,000	6,514,140

Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	10,780,000	8,778,370
•Series A 5.00% 8/1/39	5,500,000	5,719,340
Series A 5.75% 8/1/37	5,000,000	5,333,500
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,099,960
^Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital
Appreciation-Sales Tax) Subordinate Lien 6.07% 6/1/21	5,230,000	2,787,747
		69,239,797
State General Obligation Bonds – 5.61%
California State
6.00% 4/1/38	4,060,000	4,431,815
6.50% 4/1/33	2,570,000	2,911,682
Guam Government Series A 7.00% 11/15/39	4,295,000	4,616,653
Maryland State & Local Facilities Land Capital Improvement Second Series 5.00% 8/1/16	4,000,000	4,703,360
Puerto Rico Commonwealth Public Improvement
Series A
5.125% 7/1/31	7,880,000	7,890,795
5.25% 7/1/23	500,000	510,105
5.50% 7/1/19 (NATL-RE)	5,000,000	5,425,799
Series C 6.00% 7/1/39	3,370,000	3,575,705
		34,065,914
Transportation Revenue Bonds – 9.42%
Bay Area, California Toll Bridge Authority Revenue (San Francisco Bay Area) Series F-1 5.625% 4/1/44	4,265,000	4,673,459
Branson, Missouri Regional Airport Transportation Development District Revenue (Branson
Airport Project) Series B 6.00% 7/1/37 (AMT)	1,500,000	785,805
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,500,000	1,511,565
Maryland State Economic Development Corporation Revenue (Transportation Facilities
Project) Series A 5.75% 6/1/35	5,075,000	5,199,084
Missouri State Highways & Transportation Commission State Road Revenue Series B 5.00% 5/1/24	9,000,000	9,979,019
New York State Thruway Authority General Revenue Series H 5.00% 1/1/19 (NATLE-RE)	6,240,000	6,991,546
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,664,481
•Series E-3 5.75% 1/1/38	4,320,000	4,865,659
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G 5.00% 7/1/42	275,000	270,240
Sacramento County, California Airport System Revenue (PFC/Grant) Series C 6.00% 7/1/41	6,500,000	7,062,965
Saint Louis, Missouri Airport Revenue (Lambert-St Louis International) Series A-1 6.625% 7/1/34	5,995,000	6,414,530
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Note
(Mobility Partners) 6.875% 12/31/39	5,500,000	5,805,635
		57,223,988
Water & Sewer Revenue Bonds – 3.30%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39	5,500,000	6,007,099
Missouri State Environmental Improvement & Energy Resource Authority Water Pollution
Control Revenue Unrefunded Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	1,060,000	1,064,590
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,545,280
Series A 5.25% 6/15/34	3,705,000	3,790,697
Tampa, Florida Water and Sewer Revenue 6.00% 10/1/16 (AGM)	1,000,000	1,199,180
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17	510,000	510,791
West Virginia State Water Development Authority Revenue (Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,921,270
		20,038,907
Total Municipal Bonds (cost $568,102,146)		598,091,761

Total Value of Securities – 98.52%
(cost $568,102,146)		598,091,761
Receivables and Other Assets Net of Liabilities (See Notes) – 1.48%		8,991,120
Net Assets Applicable to 53,416,003 Shares Outstanding – 100.00%		$607,082,881

§Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•Variable rate security. The rate shown is the rate as of May 31, 2010. Interest rates reset periodically.
^ Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
NATL-RE – Insured by the National Public Finance Guarantee Corporation
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$568,102,146
Aggregate unrealized appreciation	42,638,729
Aggregate unrealized depreciation	(12,649,114)
Net unrealized appreciation	$ 29,989,615

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $11,316,576 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $797,494 expires in 2016 and $10,519,082 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

Level 2
Municipal Bonds	$598,091,761

There were no level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending August 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2010, 9.53% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Intermediate Fund

May 31, 2010

	Principal
	Amount	Value
Municipal Bonds – 99.62%
Corporate Revenue Bonds – 9.94%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project) 6.50% 5/1/17	$2,315,000	$2,502,260
Alliance Airport Authority, Texas Special Facilities Revenue (Federal Express Corp. Project)
4.85% 4/1/21 (AMT)	2,000,000	1,998,200
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue
(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,010,000	1,001,132
Brazos, Texas River Authority Pollution Control Revenue (Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	474,050
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2
5.125% 6/1/24	4,960,000	4,448,426
5.875% 6/1/47	5,645,000	4,062,424
•Chesapeake, Virginia Economic Development Authority Pollution Control Revenue
(Electric & Power Co. Project) Series A 3.60% 2/1/32	1,150,000	1,192,677
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,574,318
Clayton County, Georgia Development Authority Special Facilities Revenue (Delta Air Lines)
Series A 8.75% 6/1/29	1,770,000	1,889,121
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,820,730
Indianapolis, Indiana Airport Authority Revenue Special Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	787,793
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power)
5.00% 7/1/14 (FGIC)	2,000,000	2,138,960
•Maricopa County, Arizona Corporation Pollution Control Revenue
(Public Service Co. - Palo Verde Project) Series B 5.20% 6/1/43	6,000,000	5,999,999
Maryland Economic Development Corporation Pollution Control Revenue
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,044,116
Memphis-Shelby County, Tennessee Airport Authority Special Facilities Revenue
(Federal Express Corp. Project) 5.05% 9/1/12	1,000,000	1,059,920
Michigan State Strategic Fund Limited Obligation Revenue (Dow Chemical Project)
Series B-2 6.25% 6/1/14	4,500,000	5,070,195
•Mobile, Alabama Industrial Development Board Pollution Control Revenue
(Alabama Power Co.) Series B 4.875% 6/1/34	2,840,000	3,032,183
M-S-R Energy Authority, California Gas Revenue Series A 6.125% 11/1/29	3,640,000	3,932,001
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines, Inc. Project) 6.625% 9/15/12 (AMT)	3,295,000	3,318,559
Ohio State Air Quality Development Authority Revenue Environmental Improvement
(First Energy)
Series A 5.70% 2/1/14	2,225,000	2,415,505
Series A 5.70% 8/1/20	4,320,000	4,662,274
Series C 5.625% 6/1/18	2,370,000	2,571,829
(USX Project) 5.00% 11/1/15	1,000,000	1,045,670
•Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Exelon Generation Co. Project) Series A 5.00% 12/1/42	1,355,000	1,437,384
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
(International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,000,000	1,010,720
•Sabine, Texas River Authority Pollution Control Revenue (TXU Electric Co. Project) Series A
5.50% 5/1/22	1,000,000	965,770
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)	500,000	462,755
Series A 5.65% 6/1/37 (AMT)		63,918,971

Education Revenue Bonds – 4.70%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	938,180
California Statewide Communities Development Authority Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,367,571
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue
(CDFI Phase I, LLC Project) Series B 5.50% 10/1/20	1,030,000	995,258
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A
6.00% 12/1/30	1,100,000	1,106,809
Connecticut State Health & Educational Facilities Authority Revenue (Yale University)
Series A-1 5.00% 7/1/25	5,000,000	5,608,600
Fulton County, Georgia Development Authority Revenue (Molecular Science Building Project)
5.25% 5/1/21 (NATL-RE)	1,000,000	1,081,430
Grand Traverse, Michigan Public School Academy Revenue 5.00% 11/1/36	1,000,000	783,510
Marietta, Georgia Development Authority Revenue (Life University Income Project)
6.25% 6/15/20	1,180,000	1,155,031
Massachusetts State Health & Educational Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	997,090
•(Northeastern University) 4.125% 10/1/37	2,360,000	2,443,945
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project)
5.50% 12/1/19	500,000	519,425
Nassau County, New York Industrial Development Agency Civic Facility Revenue
(New York Institute of Technology Project) Series A 4.75% 3/1/26	1,710,000	1,709,880
New York State Dormitory Authority Revenue
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,045,840
(Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,175,987
Ohio State Higher Educational Facility Revenue (John Carroll University) 5.50% 11/15/18	335,000	356,336
Ohio State University General Receipts Revenue Series B 5.25% 6/1/21	180,000	198,016
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series B
5.00% 9/1/18	2,500,000	2,716,325
University of California Revenue Series A 5.125% 5/15/20 (AMBAC)	250,000	274,608
University of Oklahoma Research Facilities Revenue 5.00% 3/1/23 (AMBAC)	1,065,000	1,096,055
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,332,838
5.00% 6/1/21	1,250,000	1,328,325
		30,231,059
Electric Revenue Bonds – 3.88%
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue
Series B 5.50% 5/15/14	1,000,000	1,156,550
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20	555,000	589,676
Puerto Rico Electric Power Authority Revenue Series XX 5.75% 7/1/36	13,000,000	13,956,540
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,279,400
South Carolina State Public Service Authority Revenue Series A 5.125% 1/1/21 (AGM)	1,000,000	1,073,060
Texas Municipal Power Agency Revenue 4.00% 9/1/11 (AMBAC)	110,000	110,285
Turlock, California Irrigation District Revenue Series A 5.00% 1/1/30	1,000,000	1,041,730
Vernon, California Electric System Revenue Series A 5.125% 8/1/21	4,500,000	4,734,450
		24,941,691
Health Care Revenue Bonds – 10.43%
Allegheny County, Pennsylvania Municipal Development Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 9/1/14	4,000,000	4,457,920
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	4,587,587
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project)
7.125% 7/1/29	2,250,000	2,553,503
California Municipal Finance Authority Certificates of Participation
(Community Hospitals Center) 5.25% 2/1/24	1,410,000	1,374,990

California Statewide Communities Development Authority Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	5,793,707
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities Revenue
(St. Francis Medical Center) Series A 5.50% 6/1/34	640,000	646,630
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center)
Series A 6.125% 1/1/24	905,000	907,833
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence - Geac) Series A
6.125% 5/1/26	715,000	651,622
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries) 6.25% 1/1/24	2,625,000	2,769,244
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00% 1/1/21	1,000,000	1,102,860
Dauphin County, Pennsylvania General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/29	4,500,000	4,782,915
Georgia Medical Center Hospital Authority Revenue (Spring Harbor Green Island Project)
5.25% 7/1/37	2,300,000	1,849,246
Lycoming County, Pennsylvania Authority Health System Revenue
(Susquehanna Health System Project) 5.50% 7/1/28	2,500,000	2,537,375
Maryland State Health & Higher Education Facilities Authority Revenue
•(John Hopkins Health Systems) 5.00% 5/15/46	790,000	862,427
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	506,010
Massachusetts State Health & Educational Facilities Authority Revenue (Caregroup)
Series E-2 5.375% 7/1/21	1,970,000	2,072,105
Michigan State Hospital Finance Authority Revenue (Oakwood Obligation Group)
5.50% 11/1/14	2,230,000	2,389,311
Minneapolis, Minnesota Health Care System Revenue (Fairview Health) Series A
6.375% 11/15/23	3,710,000	4,230,661
New York State Dormitory Authority Revenue Non State Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/30	1,700,000	1,770,465
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,088,880
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	751,881
Ohio State Higher Educational Facilities Commission Revenue
(Cleveland Clinic Health System Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,223,660
5.00% 1/1/18	1,000,000	1,110,470
Scottsdale, Arizona Industrial Development Authority Hospital Revenue
(Scottsdale Healthcare) Series A 5.00% 9/1/19	3,065,000	3,120,814
South Carolina Jobs-Economic Development Authority Hospital Revenue (Palmetto Health)
5.50% 8/1/26	5,000,000	5,009,550
St. Louis Park, Minnesota Health Care Facilities Revenue (Nicollet Health Services) Series C
5.50% 7/1/18	4,240,000	4,578,437
St. Mary Hospital Authority, Pennsylvania Health System Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,288,380
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue
(Health East Project) 6.00% 11/15/25	1,000,000	1,001,350
		67,019,833
Housing Revenue Bonds – 1.15%
California Housing Finance Agency Revenue (Home Mortgage) Series M 5.95% 8/1/25 (AMT)	2,700,000	2,828,331
Puerto Rico Housing Finance Authority Subordinate (Capital Fund Modernization)
5.50% 12/1/16	4,120,000	4,575,136
		7,403,467
Lease Revenue Bonds – 2.03%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	1,750,000	1,545,233
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding
Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,170,316
5.00% 6/1/21 (AMBAC)	1,000,000	1,001,200

Michigan State Building Authority Revenue Series I
5.00% 10/15/24	2,860,000	2,901,755
5.50% 10/15/18	2,050,000	2,144,567
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C
5.25% 6/1/22	1,000,000	1,057,490
•Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series J
5.00% 7/1/28	1,000,000	1,029,360
Tobacco Settlement Financing New York Revenue (Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,227,972
		13,077,893
Local General Obligation Bonds – 7.52%
Chicago, Illinois Board of Education Refunding Dedicated Revenue Series B
5.00% 12/1/23 (AMBAC)	3,500,000	3,723,195
Chicago, Illinois Modern Schools Across Chicago Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,055,121
Chicago, Illinois Project & Refunding Series C 5.50% 1/1/40 (NATL-RE) (FGIC)	2,940,000	2,976,926
Dallas, Texas 5.125% 2/15/15	3,000,000	3,476,760
Fairfax County, Virginia Refunding & Public Improvement 5.25% 4/1/14	3,500,000	4,033,435
Gwinnett County, Georgia School District
5.00% 2/1/11	3,000,000	3,095,460
5.00% 2/1/21	4,975,000	5,929,603
Henrico County, Virginia Refunding Public Improvement 5.00% 7/15/19	4,000,000	4,772,800
Lansing, Michigan Community College (College Building & Site) 5.00% 5/1/21 (NATL-RE)	1,325,000	1,431,517
Los Angeles, California Unified School District
(Election 1997) Series F 5.00% 7/1/21 (FGIC)	2,880,000	3,098,390
(Election 2004) Series G
5.00% 7/1/13 (AMBAC)	2,000,000	2,226,080
5.00% 7/1/31 (AMBAC)	3,075,000	3,142,835
Middlesex County, New Jersey Improvement Authority Revenue
(County Guaranteed Open Space Trust) 5.25% 9/15/20	1,000,000	1,115,860
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,927,350
Series G 5.25% 8/1/15	1,000,000	1,112,990
Series I 5.00% 8/1/21	1,000,000	1,081,200
Series J 5.50% 6/1/23	100,000	109,067
		48,308,589
§Pre-Refunded/Escrowed to Maturity Bonds – 5.08%
Benton & Linn Counties, Oregon School District #509J 5.00% 6/1/21-13 (AGM)	1,000,000	1,116,610
California State Economic Recovery Series A 5.25% 7/1/14	225,000	261,324
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,263,831
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28-14	1,000,000	1,140,710
5.50% 2/15/23-14	1,000,000	1,149,730
Illinois Educational Facilities Authority Student Housing Revenue
(Educational Advancement - University Center Project) 6.00% 5/1/22-12	750,000	833,235
Lancaster County, Pennsylvania Hospital Authority Revenue
(Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,138,070
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	803,689
Miami-Dade County, Florida Educational Facilities Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	3,961,159
Michigan State Building Authority Revenue (Facilities Program)
Series I 5.00% 10/15/24-11	140,000	148,383
Series I 5.50% 10/15/18-11	125,000	133,343
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A
5.75% 11/15/32-12	500,000	560,525
New Jersey State Educational Facilities Authority Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	584,425
New Jersey State Transportation Trust Fund Authority (Transportation System) Series C
5.50% 6/15/22-13	1,700,000	1,933,308
New York City, New York Series J 5.50% 6/1/23-13	900,000	1,022,544
North Texas Health Facilities Development Corporation Hospital Revenue
(United Regional Health Care System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,144,990

•Ohio State Higher Educational Facility Revenue Adjustable Medium Term
(Kenyon College Project) 4.70% 7/1/37-13	1,000,000	1,112,520
Ohio State University General Receipts (Ohio State University) Series B 5.25% 6/1/21-13	820,000	923,492
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,656,127
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
(Geneva College Project) 6.125% 4/1/22-12	1,000,000	1,098,210
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J
5.50% 7/1/21-14	1,000,000	1,156,650
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I
5.50% 7/1/23-14	2,000,000	2,313,300
Southcentral, Pennsylvania General Authority Revenue (Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	869,807
5.625% 5/15/26	180,000	190,705
University of North Carolina Revenue (Chapel Hill) Series A 5.375% 12/1/14-11	2,000,000	2,101,300
Virginia State Resource Authority Clean Water Revenue (State Revolving Fund)
6.00% 10/1/16-10	1,000,000	1,019,430
		32,637,417
Resource Recovery Revenue Bonds – 0.20%
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	1,300,000	1,256,151
		1,256,151
Special Tax Revenue Bonds – 11.97%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	1,200,000	1,101,000
Brooklyn Arena Local Development Corporation, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	5,500,000	5,939,394
California State Economic Recovery Series A
5.25% 7/1/14	775,000	880,656
5.25% 7/1/21	2,740,000	3,079,897
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)	1,600,000	1,653,664
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,470,563
Dallas, Texas Convention Center Hotel Development Revenue Series A
5.00% 1/1/24	3,420,000	3,533,202
5.25% 1/1/23	5,375,000	5,702,659
Guam Government Limited Obligation Revenue (Section 30) Series A
5.375% 12/1/24	1,750,000	1,792,525
5.625% 12/1/29	1,185,000	1,223,299
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)	1,000,000	1,053,640
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2
6.75% 6/1/26 (ASSURED GTY)	3,600,000	4,178,448
Metropolitan Pier & Exposition Authority, Illinois Dedicate State Tax Revenue
(McCormick Place Expansion Project) Series A 5.50% 12/15/24 (NATL-RE) (FGIC)	2,000,000	2,027,440
Middlesex County, New Jersey Improvement Authority Senior Revenue
(Heldrich Center Hotel/Conference Project) Series A 5.00% 1/1/32	1,000,000	564,740
@Modesto, California Special Tax Community Facilities District #04-1 (Village 2)
5.15% 9/1/36	1,500,000	1,152,360
New Jersey Economic Development Authority Revenue (Cigarette Tax)
5.00% 6/15/11 (FGIC)	2,750,000	2,801,095
5.50% 6/15/31	1,000,000	968,490
5.625% 6/15/18	1,000,000	1,000,400
•New York City, New York Transitional Finance Authority Revenue Refunding - Future Tax
Secured Series A 5.50% 11/1/26	1,000,000	1,065,320
New York State Local Government Assistance Corporation Refunding Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,941,381
New York State Urban Development Corporation Revenue (State Personal Income Tax)
Series A-1 5.00% 12/15/28	4,000,000	4,353,520
Oregon Department of Administrative Services Lottery Revenue Series A 5.25% 4/1/26	2,000,000	2,251,940
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Series A
•5.00% 8/1/39	4,500,000	4,679,460
5.25% 8/1/27	4,685,000	4,953,638
6.125% 8/1/29	2,500,000	2,629,950

Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	891,370
@St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	236,968
Series B 5.375% 11/1/23	1,000,000	920,370
Washington State Motor Vehicle Fuel Tax Series B 5.00% 7/1/16	4,250,000	4,934,080
^Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation-Sales Tax) Subordinate Lien 6.07% 6/1/21	5,230,000	2,787,747
(Sales Tax-2nd Lien-Area B) 5.00% 12/1/20	1,500,000	1,537,695
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24	1,550,000	1,633,561
		76,940,472
State General Obligation Bonds – 23.06%
California State 5.25% 11/1/17	1,000,000	1,101,290
California State Various Purpose
5.00% 10/1/18	5,000,000	5,530,650
6.50% 4/1/33	4,500,000	5,098,275
California Statewide Communities Development Authority Revenue
(Purchase Proposition 1A Receivables Program) 5.00% 6/15/13	2,690,000	2,929,060
Connecticut State Economic Recovery Series A 5.00% 1/1/16	4,700,000	5,443,681
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,240,140
Florida State Board Education Capital Outlay Public Education Series D 5.75% 6/1/22	2,000,000	2,020,900
Georgia State
5.00% 8/1/12	3,125,000	3,425,594
5.00% 7/1/17	4,810,000	5,681,091
Series D 5.00% 7/1/11	6,865,000	7,213,673
Guam Government Series A 7.00% 11/15/39	1,560,000	1,676,828
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,752,514
Maryland State 5.00% 8/1/17	1,500,000	1,744,515
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,223,384
Second Series 5.00% 7/15/14	975,000	1,122,323
Series B 5.00% 3/1/21	7,700,000	9,095,549
Series C 5.00% 11/1/17	2,750,000	3,261,308
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	5,000,000	5,654,000
Series C 5.50% 11/1/15	4,090,000	4,844,114
Minnesota State 5.00% 6/1/14	900,000	1,031,931
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,658,838
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,317,560
5.00% 3/1/15	1,200,000	1,391,328
North Carolina State Refunding
Series A 5.00% 3/1/16	6,000,000	7,013,040
Series B 5.00% 4/1/15	4,000,000	4,645,280
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,200,750
Series D 5.00% 9/15/14	3,500,000	4,017,475
Pennsylvania State
5.50% 2/1/13	3,200,000	3,587,968
Second Series 5.00% 7/1/20	2,300,000	2,712,183
Second Series A 5.00% 8/1/13	4,000,000	4,501,400
Puerto Rico Commonwealth Government Development Bank 4.75% 12/1/15 (NATL-RE)	4,765,000	4,948,405
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,329,693
5.25% 7/1/22	3,470,000	3,526,179
5.25% 7/1/23	1,125,000	1,147,736
5.50% 7/1/17	4,415,000	4,811,997
•Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,041,050
•Puerto Rico Public Finance Corporation Commonwealth Appropriation
(LOC-Puerto Rico Government Bank) Series A 5.75% 8/1/27	1,000,000	1,040,000

Virginia State
5.00% 6/1/23	2,000,000	2,270,240
Series D 5.00% 6/1/19	5,715,000	6,811,251
Washington State Variable Purpose Series A 5.00% 7/1/16	1,000,000	1,160,960
		148,224,153
Transportation Revenue Bonds – 11.12%
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	3,895,000	4,112,808
Charlotte, North Carolina Airport Revenue (Charlotte Douglas) Series A
5.00% 7/1/13	2,375,000	2,630,194
5.00% 7/1/15	750,000	844,110
Chicago, Illinois O' Hare International Airport Revenue General-Airport-Third Lien Series A-2
5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,055,910
Dallas-Fort Worth, Texas International Airport Revenue Series A
5.00% 11/1/22	680,000	723,126
5.00% 11/1/23	750,000	793,103
5.00% 11/1/24	400,000	420,372
Georgia Federal Highway Road and Tollway Authority Revenue Bonds 5.00% 6/1/10 (NATL-RE)	2,000,000	2,000,800
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,126,004
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A
5.375% 6/1/25	2,470,000	2,522,710
Massachusetts State Department of Transportation Metro Highway System Revenue
Series B 5.00% 1/1/27	8,080,000	8,546,457
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,814,725
Series C 6.50% 11/15/28	2,860,000	3,357,812
Metropolitan, Washington D.C. Airport Authority Systems Revenue Series A
5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,050,260
Missouri State Highways & Transportation Commission State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,188,824
New York State Thruway Authority Revenue (General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,685,011
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,434,426
•Series E-3 5.75% 1/1/38	2,470,000	2,781,986
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,374,808
Sacramento County, California Airport System Revenue (PFC/Grant) Series D
5.50% 7/1/28	2,020,000	2,185,539
5.625% 7/1/29	1,685,000	1,830,146
Saint Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	4,078,544
Texas Private Activity Bond Surface Transportation Corporate Senior Note (Mobility Partners)
7.50% 12/31/31	3,565,000	3,904,602
Texas State Transportation Commission Highway Fund Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,959,335
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	2,004,230
•Series B-1 5.00% 11/15/25	4,000,000	4,478,720
•Series B-3 5.00% 11/15/38	1,800,000	2,034,666
Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)	500,000	535,145
		71,474,373
Water & Sewer Revenue Bonds – 8.54%
Alabama Water Pollution Control Authority Revenue 5.50% 8/15/23 (AMBAC)	1,000,000	1,004,970
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A
5.00% 10/1/21	2,430,000	2,782,350
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,244,644
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,306,510
California State Department Water Resources Power Supply Revenue Series L
5.00% 5/1/19	6,000,000	6,821,100
Dallas, Texas Waterworks & Sewer System Revenue 5.00% 10/1/24 (AGM)	6,500,000	6,520,735
Florida Water Pollution Control Financing Corporation Revenue (Water Pollution Control)
Series A 5.00% 1/15/25	5,000,000	5,418,600

King County, Washington Sewer Revenue Refunding Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,950,975
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,539,182
New York City, New York Municipal Water Finance Authority Water & Sewer System
(Second General Resolution) Series FF 5.00% 6/15/31	6,500,000	7,033,325
Series B 5.00% 6/15/21 (AMBAC)	2,085,000	2,274,422
New York State Environmental Facilities Corporation Revenue
(State Clean Water & Drinking Water Revolving Foundations)
Series A 5.00% 6/15/22	1,405,000	1,592,849
Series D 5.00% 9/15/23	3,360,000	3,745,123
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	4,661,720
		54,896,505
Total Municipal Bonds (cost $613,113,042)		640,330,574

Short-Term Investments – 0.03%
•Variable Rate Demand Notes – 0.03%
Pittsburgh, Pennsylvania Water & Sewer Authority Water & Sewer System Revenue
(First Lien) Series B2 0.27% 9/1/39	200,000	200,000
Total Short-Term Investments (cost $200,000)		200,000

Total Value of Securities – 99.65%
(cost $613,313,042)		640,530,574
Receivables and Other Assets Net of Liabilities (See Notes) – 0.35%		2,222,842
Net Assets Applicable to 54,367,589 Shares Outstanding – 100.00%		$642,753,416

§Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of May 31, 2010. Interest rates reset periodically.
@Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $2,309,698, which represented 0.36% of the Fund’s net assets. See Note 3 in “Notes.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
FGIC – Insured by the Financial Guaranty Insurance Company
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$613,313,042
Aggregate unrealized appreciation	$30,250,900
Aggregate unrealized depreciation	(3,033,368)
Net unrealized appreciation	$27,217,532

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $8,275,150 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $249,429 expires in 2011; $5,791 expires in 2012; $119,427 expires in 2014; $2,127,384 expires in 2016 and $5,773,119 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

Level 2
Municipal Bonds	$640,530,574

There were no level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending August 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2010, 12.15% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: